Equity - Summary of Movements of Shares in Share Trust (Parenthetical) (Details) - shares	1 Months Ended	9 Months Ended
	Jul. 31, 2020	Mar. 31, 2021
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Shares transferred to employee share trust	3,500,000	3,450,000